UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/10

Check Here if Amendment [ ];  Amendment Number:
   This Amendment (Check only one): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Evanston Investments, Inc. d/b/a Evanston Advisors
Address:  1827 Walden Office Sq.
          Suite 104
          Schaumburg, IL  60173

Form 13F File Number:  28-13844

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Nathan K. Snodgrass
Title:    Vice-President, Chief Compliance Officer
Phone:    847/397-8630

Signature, Place, and Date of Signing:

Nathan K. Snodgrass     Schaumburg, Il     01/10/11
-------------------     --------------     --------

Report Type:

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         51

Form 13F Information Table Value Total (x1000): 133,613

List of Other Included Managers:            NONE

FORM 13F INFORMATION TABLE

                                   TITLE                  VALUE     SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                     OF CLASS  CUSIP       (X$1000)   PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE   SHARED   NONE
------------------------           --------  ---------  ---------   -------  ---  ----  -------  --------  ------  ------  -------
Aecom Technology Corp              COM       00766T100    1,040      37,190  SH         SOLE                4,804           32,386
Aeropostale Inc                    COM       007865108      933      37,865  SH         SOLE                4,856           33,009
Aflac Inc.                         COM       001055102    3,572      63,305  SH         SOLE                8,712           54,593
Altera Corporation                 COM       021441100    1,163      32,687  SH         SOLE                4,142           28,545
Arch Coal Inc                      COM       039380100    3,980     113,528  SH         SOLE               15,608           97,920
Avnet Inc                          COM       053807103    1,056      31,958  SH         SOLE                4,169           27,789
Bb&T Corporation                   COM       054937107    3,990     151,784  SH         SOLE               21,473          130,311
Berkshire Hathaway Cl A            COM       084670108    1,325          11  SH         SOLE                    3                8
Berkshire Hathaway Cl B            COM       084670702    2,464      30,759  SH         SOLE                2,276           28,483
Chevrontexaco Corp                 COM       166764100    3,864      42,349  SH         SOLE                5,648           36,701
Cisco Systems Inc                  COM       17275R102    3,066     151,554  SH         SOLE               20,361          131,193
Cliffs Natural Res Inc             COM       18683K101    1,103      14,140  SH         SOLE                1,888           12,252
Coca Cola Company                  COM       191216100      278       4,220  SH         SOLE                    -            4,220
Corning Inc                        COM       219350105    3,592     185,914  SH         SOLE               25,653          160,261
CSX Corp                           COM       126408103    3,634      56,240  SH         SOLE                7,827           48,413
Cummins Inc                        COM       231021106    4,032      36,647  SH         SOLE                5,026           31,621
Eastman Chemical Company           COM       277432100    3,702      44,025  SH         SOLE                6,173           37,852
Endo Pharmaceuticals Holdings      COM       29264F205      980      27,446  SH         SOLE                3,564           23,882
Express Scripts                    COM       302182100    3,761      69,580  SH         SOLE                9,763           59,817
Exxon Mobil Corporation            COM       30231G102    3,852      52,676  SH         SOLE                7,247           45,429
Family Dollar Stores Inc           COM       307000109    3,755      75,535  SH         SOLE               10,474           65,061
Fiserv Inc                         COM       337738108    3,692      63,040  SH         SOLE                8,694           54,346
Flextronics Intl Ltd               COM       Y2573F102    4,221     537,666  SH         SOLE               75,585          462,081
Franklin Resources Inc             COM       354613101    3,325      29,895  SH         SOLE                4,140           25,755
Gamestop Corp Cl A New             COM       36467W109    1,159      50,674  SH         SOLE                6,566           44,108
Garmin Ltd                         COM       G37260109      208       6,700  SH         SOLE                    -            6,700
Gilead Sciences Inc                COM       375558103      895      24,693  SH         SOLE                3,194           21,499
Hewlett-Packard Company            COM       428236103    3,387      80,453  SH         SOLE               11,178           69,275
Intel Corp                         COM       458140100    3,636     172,884  SH         SOLE               24,146          148,738
Ishares Silver Trust               COM       46428Q109      622      20,612  SH         SOLE                4,273           16,339
ITT Corp                           COM       450911102    3,916      75,151  SH         SOLE               10,365           64,786
Life Technologies Corp             COM       53217V109    3,845      69,280  SH         SOLE                9,576           59,704
Loews                              COM       540424108    3,532      90,777  SH         SOLE               12,493           78,284
Medcohealth Solutions              COM       58405U102    4,019      65,596  SH         SOLE                9,137           56,459
Metro Pcs Group                    COM       591708102    1,027      81,338  SH         SOLE               10,584           70,754
Minnesota Mining & Mfg             COM       88579Y101    3,549      41,123  SH         SOLE                5,667           35,456
Nice Systems Ltd Adr               COM       653656108    1,046      29,978  SH         SOLE                3,799           26,179
Oracle Corporation                 COM       68389X105    3,794     121,202  SH         SOLE               16,637          104,565
Perrigo Co                         COM       714290103    3,339      52,730  SH         SOLE                7,274           45,456
Powershares Db Commodity Index     COM       73935S105      445      16,150  SH         SOLE                1,397           14,753
Powershs Agriculture ETF           COM       73936B408    2,517      77,820  SH         SOLE               16,775           61,045
Powershs Base Metals ETF           COM       73936B705    1,882      77,032  SH         SOLE               16,941           60,091
Powershs Energy ETF                COM       73936B101    3,569     132,772  SH         SOLE               28,491          104,281
Southwest Airlines Co              COM       844741108      940      72,444  SH         SOLE                9,414           63,030
Teco Energy Inc                    COM       872375100    3,522     197,840  SH         SOLE               27,113          170,727
Tupperware Corporation             COM       899896104    3,477      72,949  SH         SOLE               10,264           62,685
United Parcel Service B            COM       911312106    4,403      60,669  SH         SOLE                7,088           53,581
V F Corp                           COM       918204108    3,645      42,294  SH         SOLE                5,718           36,576
Walgreen Company                   COM       931422109      203       5,200  SH         SOLE                    -            5,200
Wolverine World Wide Inc           COM       978097103    1,058      33,182  SH         SOLE                4,209           28,973
Zimmer Holdings Inc                COM       98956P102    3,600      67,059  SH         SOLE                9,295           57,764